Rotable spare parts, furniture and equipment, net (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Property plant and equipment	$ 948,284	$ 1,070,070	$ 804,610
Additions	291,261	585,108
Disposals and transfers	(204,563)	(164,298)
Borrowing costs, net	(12,282)	19,916
Depreciation	(196,202)	(175,266)
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	1,494,041	1,656,876
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	(545,757)	(586,806)
Aircraft [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	423,667	319,080	135,039
Additions	144,875	207,075
Disposals and transfers	(4,188)	(367)
Depreciation	(36,100)	(22,667)
Aircraft [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	539,141	408,830
Aircraft [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	(115,474)	(89,750)
Constructions And Improvements [Member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	2,466	1,315	1,492
Other movements	1,995	352
Depreciation	(844)	(529)
Constructions And Improvements [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	11,150	9,154
Constructions And Improvements [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	(8,684)	(7,839)
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	178	56	85
Additions	77	2
Disposals and transfers	(5)
Other movements	92	8
Depreciation	(42)	(39)
Computer equipment [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	1,008	1,186
Computer equipment [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	(830)	(1,130)
Office equipment [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	1,671	1,193	1,331
Additions	91	7
Disposals and transfers	(18)
Other movements	698	130
Depreciation	(293)	(275)
Office equipment [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	4,165	3,621
Office equipment [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	(2,494)	(2,428)
Power generating assets [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	572	372	185
Additions	72	251
Disposals and transfers	(8)
Other movements	209
Depreciation	(73)	(64)
Power generating assets [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	1,006	781
Power generating assets [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	(434)	(409)
Workshop Tools [Member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	476	101	182
Additions	435
Other movements	95
Depreciation	(155)	(81)
Workshop Tools [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	1,187	660
Workshop Tools [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	(711)	(559)
Motorized Transport Equipment Platform [Member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	938	919	139
Additions		985
Other movements	346	1
Depreciation	(327)	(206)
Motorized Transport Equipment Platform [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	1,898	1,600
Motorized Transport Equipment Platform [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	(960)	(681)
Communication and network equipment [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	730	309	255
Additions	117
Disposals and transfers	(7)
Other movements	388	100
Depreciation	(77)	(46)
Communication and network equipment [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	1,092	798
Communication and network equipment [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	(362)	(489)
Machinery [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	2,144	1,849	1,036
Additions	269	964
Disposals and transfers	(3)
Other movements	307	49
Depreciation	(278)	(200)
Machinery [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	3,219	2,671
Machinery [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	(1,075)	(822)
Service Carts On Board [Member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	347	76	126
Other movements	348
Depreciation	(77)	(50)
Service Carts On Board [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	890	542
Service Carts On Board [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	(543)	(466)
Pre Delivery Payments [Member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	316,425	484,590	389,380
Additions	40,099	235,287
Disposals and transfers	(195,982)	(159,993)
Borrowing costs, net	(12,282)	19,916
Pre Delivery Payments [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	316,425	484,590
Construction in progress [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	17,044	14,242	27,135
Additions	14,366	11,183
Disposals and transfers	(4,352)	(3,938)
Other movements	(7,212)	(20,138)
Construction in progress [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	17,044	14,242
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	181,626	245,968	$ 248,225
Additions	90,860	129,354
Other movements	2,734	19,498
Depreciation	(157,936)	(151,109)
Leasehold improvements [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	595,816	728,201
Leasehold improvements [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	$ (414,190)	$ (482,233)